Accumulated Deficit During Development Stage - Schedule of Accumulated Deficit During Development Stage (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accumulated Deficit During Development Stage [Abstract]
Balance at beginning of year	$ 214,161,131	$ 195,130,889	$ 181,884,388
Net loss for the year	12,147,828	19,123,464	13,806,515
Reclassify expired options from reserves	(326,544)		(560,014)
Reclassify forfeited options from reserves	(93,735)	(93,222)
Balance at end of year	$ 225,888,680	$ 214,161,131	$ 195,130,889